Statement of Changes in Net Assets Available for Benefits - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP Statement of Change in Net Assets Available For Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit Net Income Additions	$ 356,342,996
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	350,042,755
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	6,300,241
EBP Change In Net Asset Available For Benefit Increase	562,438,671
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution	95,625,247
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	99,409,748
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	11,060,680
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	206,095,675
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	223,585,873
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1,593,696
EBP Total Deductions	225,179,569
EBP, Change in Net Assets Available for Benefit, Increase in Net Assets before Plan Transfers	337,259,102
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	774,578
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	338,033,680
Beginning of Year	1,963,769,361
End of Year	2,301,803,041
EBP, Change in Net Assets for Benefit Increase Decrease For Income Loss On Investment [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	$ 338,033,680